Financial Risk Management - Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category (Detail) kr in Millions	Dec. 31, 2020 SEK (kr)
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 55,854
Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	50,130
Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,154
Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	624
2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	726
Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,220
Country risk Low [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	34,613
Country risk Low [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	33,620
Country risk Low [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	517
Country risk Low [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	63
Country risk Low [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	105
Country risk Low [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	308
Country risk medium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	16,167
Country risk medium [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	13,487
Country risk medium [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	1,243
Country risk medium [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	338
Country risk medium [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	346
Country risk medium [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	753
Country risk high [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	5,074
Country risk high [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	3,023
Country risk high [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	394
Country risk high [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	223
Country risk high [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	275
Country risk high [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 1,159